Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash and cash equivalents [abstract]
Cash and bank balances	₨ 41,966		₨ 23,300	₨ 27,808
Demand deposits with banks	116,563		21,625	24,902
Cash and cash equivalents	₨ 158,529	$ 2,292	₨ 44,925	₨ 52,710